Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Carrying Amount of Financial Assets
The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2020
			Financial assets at fair value
	Available-for-sale financial assets			through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	64	3,068	11	153
Carrying amount of associated liabilities	71	3,166	14	-

	2019
	Available-for-sale financial assets		Financial assets at fair value through profit or loss
	Shares	Debt securities	Debt securities	Investments for account of policyholders
Carrying amount of transferred assets	144	3,127	20	161
Carrying amount of associated liabilities	155	3,304	21	4

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2020	2019

Carrying amount of transferred financial assets	2,320	2,734
Fair value of cash collateral received	2,053	2,146
Fair value of non-cash collateral received	393	780
Net exposure	(126)	(192)

Non-cash collateral that can be sold or repledged in the absence of default	236	618
Non-cash collateral that has been sold or transferred	-	-

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2020	2019

Cash paid for reverse repurchase agreements	1,180	4,980
Fair value of non-cash collateral received	1,199	5,003
Net exposure	(19)	(23)

Non-cash collateral that can be sold or repledged in the absence of default	869	4,640
Non-cash collateral that has been sold or transferred	-	-

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2020	2019

General account (contingent) liabilities	2,832	2,664
Collateral pledged	4,090	3,726
Net exposure	(1,258)	(1,061)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

Assets pledged for repurchase agreements	2020	2019

Cash received on repurchase agreements	962	719
Collateral pledged (transferred financial assets)	975	718
Net exposure	(13)	-